SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of net revenue and net income (loss), operating, investing and financing cash flows of VIEs

	Years ended December 31,
	2015	2016	2017

Net revenue	30,598	846,168	1,469,929
Net (loss) income	(5,327)	22,246	44,541
Net cash provided by operating activities	8,631	239,624	183,180
Net cash used in investing activities	(1,456)	(158,681)	(286,476)
Net cash provided by (used in) financing activities	—	304,973	(28,092)

Schedule of estimated useful lives of property and equipment

Buildings	20 - 30 years
Data center equipment
• Machinery	10 - 20 years
• Other equipment	3 - 5 years
Leasehold improvement	Shorter of the lease term and the
estimated useful lives of the assets
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2015	2,221
Additions	3,299
Accretion expense	255

Asset retirement obligations as of December 31, 2015	5,775
Additions	2,942
Accretion expense	588

Asset retirement obligations as of December 31, 2016	9,305
Additions	7,394
Accretion expense	949

Asset retirement obligations as of December 31, 2017	17,648

Schedule of weighted-average amortization period of acquired intangible assets
Customer relationships	5-15 years
Favorable leases	20 years
Licenses	20 years

Schedule of reconciliation of total interest costs to interest expenses
	Years ended December 31,
	2015	2016	2017

Total interest costs	138,260	324,085	466,460
Less: interest costs capitalized	(11,359)	(58,851)	(54,457)

Interest expenses	126,901	265,234	412,003

Schedule of cash and restricted cash deposited in major financial institutions located in PRC and Hong Kong financial institutions

As of December 31, 2017, the Company’s cash and restricted cash were deposited in major financial institutions located in PRC and Hong Kong financial institutions, and were denominated in the following currencies:

	RMB	USD	HKD	JPY	EUR
In PRC	446,621	34,437	—	—	—
In Hong Kong	12,350	189,632	27,126	10,630	158

Total in original currency	458,971	224,069	27,126	10,630	158

RMB equivalent	458,971	1,464,108	22,675	615	1,231